Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2024
Entity Registrant Name	Unusual Machines, Inc.
Entity Central Index Key	0001956955
Entity Tax Identification Number	66-0927642
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4677 L B McLeod Rd
Entity Address, Address Line Two	Suite J
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32811
City Area Code	(855)
Local Phone Number	921-4600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false